Long-Term Debt (Details) - Schedule of Maturities and Weighted Average Interest Rates - CAD ($)	9 Months Ended				12 Months Ended
	Jun. 30, 2024		Sep. 30, 2023		Sep. 30, 2023		Sep. 30, 2022
Schedule of Maturities and Weighted Average Interest Rates [Abstract]
Convertible loan, Final maturity	2028 years	[1]			2028 years
Convertible loan, Weighted average effective interest rate	23.27%	[1]			33.65%
Convertible loan, Balance	$ 39,566,409	[1]	$ 11,258,950	[1]	$ 11,258,950
Credit facility, Final maturity	2026 years	[2]			2026 years
Credit facility, Weighted average effective interest rate	20.11%	[2]			17.58%
Credit facility, Balance	$ 28,250,007	[2]	28,747,705	[2]	$ 28,747,705	[2]	30,000,000
Term loan, Final maturity	2030 years				2023 years
Term loan, Weighted average effective interest rate	33.65%
Term loan, Balance	$ 9,895,641		7,718,928		$ 7,718,928		10,034,513
Long-term debt, Weighted average effective interest rate	21.38%				23.96%
Long-term debt, Balance	$ 77,712,057		47,725,583		$ 47,725,583		41,617,293
Current portion of long-term debt, Balance							30,342,675
Long-term debt, Balance	$ 77,712,057		$ 47,725,583		$ 47,725,583		$ 11,274,618

[1]	Convertible loan On June 12, 2023, concurrently with the execution of the BCA described in Note 3, LeddarTech entered into a subscription agreement (the “Subscription Agreement”) with certain investors, including investors who subsequently joined the Subscription Agreement (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase secured convertible notes of LeddarTech (the “PIPE Convertible Notes”) in an aggregate principal amount of at least US$43.0 million (the “PIPE Financing”).
[2]	Amendments to the Credit Facility A series of amendments were made to the Credit Facility on October 13, 2023, October 20, 2023, October 31, 2023 and December 8, 2023. These amendments modify the existing terms in order to (i) extend the latest date on which the Tranche B of the SPAC Offering must be funded to December 22, 2023, (ii) extend the date on which the payment of interest for the months of October and November 2023 may be made, (iii) reduce the Available Cash requirement for the period from the date of the disbursement of the Tranche A of the SPAC Offering until October 31, 2023 from $2,500,000 to $1,500,000, to $Nil until the DE-SPAC date and from $10,000,000 to $5,000,000 at all times after the DE-SPAC date and (iv) to increase the aggregate principal amount of the PIPE financing to a minimum of $44,000,000.